NET LOSS PER SHARE (Details) - Schedule of dilutive shares - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Anti-dilutive shares	119,359,453	81,447,436	119,359,453	81,447,436	81,477,436	107,775,249
Convertible debt [Member]
Anti-dilutive shares	14,738,682	13,626,666	14,738,682	13,626,666	13,626,666	56,486,677
Stock options [Member]
Anti-dilutive shares	46,316,666	30,516,666	46,316,666	30,516,666	30,516,666	100,000
Warrants to purchase shares of common stock [Member]
Anti-dilutive shares	58,304,105	37,304,104	58,304,105	37,304,104	37,304,104	51,188,572